FINANCING AND LOANS	12 Months Ended
Dec. 31, 2018
FINANCING AND LOANS
FINANCING AND LOANS

NOTE 21 - FINANCING AND LOANS

21.1 - Global Reversion Reserve (RGR)

Eletrobras remunerates the resources withdrawn from the RGR and used in granting loans to companies of the Brazilian electric sector, with interest of 5% per annum. On December 31, 2018, the balance of resources taken from the fund totalizes R$ 5,802,847 (R$ 7,420,021 on December 31, 2017), included under the item Financing and Loans.

The resources that make up the RGR Fund are not part of these statements, as it is a separate entity from the Company.

21.2 - Composition of loans and financing

Debts are guaranteed by the Federal Government and/or Eletrobras and are subject to charges, with average rate in 2018 of 6.40% per annum (7.94% per annum in 2017).

	12/31/2018
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON-
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign currency

BIRD 7884	2.41%	2,977	—	415,187
Inter-American Development Bank - IADB	4.95%	570	29,251	351,011
BNP Paribas	3.63%	452	136,102	272,205
Kreditanstalt fur Wiederaufbau - KFW	2.00%	18	14,107	230,582
Corporación Andino de Fomento - CAF	10.21%	3,263	142,894	142,894
		7,280	322,354	1,411,880
Bonus
Due 10/27/2021	5.75%	80,456	—	6,780,900
Due 07/30/2019	6.88%	130,241	3,874,800	—
		210,697	3,874,800	6,780,900

		217,977	4,197,154	8,192,780
National currency
Global Reversal Reserve	5.00%	—	596,692	5,206,155
BNDES	9.25%	25,749	506,748	6,062,908
Caixa Econômica Federal	7.65%	68,351	1,374,042	6,136,728
Banco do Brasil	7.65%	26,669	1,112,049	3,558,253
Petrobras	6.40%	13,194	2,898,738	10,246,074
BR Distribuidora	7.98%	346	424,046	622,829
Subsidiaries Debt Renegotiation	—	—	—	—
FIDC	CDI + 2,0%	1,346	135,836	535,310
Other financial institutions		15,622	452,353	1,744,848
		151,277	7,500,504	34,113,106

		369,254	11,697,658	42,305,886

	12/31/2017
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON-
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign currency

BIRD 7884	2.35%	4,543	130,219	521,219
Inter-American Development Bank - IADB	4.98%	686	55,746	324,638
BNP Paribas	2.18%	310	116,194	348,580
Corporación Andino de Fomento - CAF	3.61%	3,216	121,992	243,984
Kreditanstalt fur Wiederaufbau - KFW	2.47%	17	11,329	218,798
Eximbank	2.00%	152	32,256	—
		8,925	467,736	1,657,219

Bonus
Due 10/27/2021	5.75%	68,687	—	5,789,000
Due 07/30/2019	6.88%	111,190	—	3,308,000
		179,877	—	9,097,000
Others
LLOYDS		—	—	1,573
		188,802	467,736	10,755,792

National currency
Caixa Econômica Federal	8.82%	116,653	1,693,531	7,510,100
Global Reversal Reserve[1]	9.40%	—	—	7,420,021
BNDES	9.50%	301,461	932,038	7,504,657
Banco do Brasil	8.82%	25,560	1,644,455	3,514,081
State Grid	IPCA	14,203	—	687,857
FIDC	CDI + 2,0%	1,421	—	664,980
Banco da Amazônia	125% do CDI	11,124	127,271	427,643
Santander	CDI + 2,5%	109	25,590	124,410
Other financial institutions		12,084	324,104	626,109
		482,615	4,746,989	28,479,858

		671,415	5,214,725	39,235,650

21.3 - Movements of loans and financing:

			Interest, Monetary				Classified
			and exchange	Interest	Amortization of		as held
Loans and financing	12/31/2017	Raising / Cost	variations incurred	paid	the principal	Transfer	for sale	12/31/2018
Foreign currency
Bonus
Due 10/27/2021	5,857,687	—	1,412,873	(409,205)	—	—	—	6,861,356
Due 07/30/2019	3,419,190	—	864,143	(278,291)	—	—	—	4,005,041
Financial institutions
BNP Paribas	465,084	—	90,855	(14,509)	(132,671)	—	—	408,759
IADB	381,070	—	73,180	(13,253)	(60,165)	—	—	380,832
Corporación Andino de Fomento - CAF	369,192	—	67,424	(15,746)	(131,819)	—	—	289,051
Kreditanstalt fur Wiederaufbau - KFW	230,144	—	34,020	(6,871)	(12,586)	—	—	244,708
Eximbank	32,408	—	1,932	(339)	(34,001)	—	—	—
Others	655,980	—	115,660	(12,833)	(340,642)		—	418,164
Others
LLOYDS	1,573	—	7	—	—	—	(1,580)	—
	11,412,328	—	2,660,094	(751,047)	(711,884)	—	(1,580)	12,607,912
National currency
Financial institutions
Caixa Econômica Federal	9,320,284	282,083	599,535	(541,132)	(2,081,649)	—	—	7,579,121
Global Reversal Reserve	7,420,023	474,378	410,658	(190,527)	(1,093,290)	2	(1,218,393)	5,802,851
BNDES	8,735,480	1,209	625,872	(818,206)	(901,291)	(11,580)	(1,042,824)	6,588,660
Banco do Brasil	5,184,096	405,262	381,833	(379,738)	(894,481)	(1)	—	4,696,971
BASA	566,038	—	30,114	(35,576)	(126,250)	—	—	434,326
Banco do Nordeste do Brasil	171,073	134,792	19,870	(18,485)	(52,963)	1	—	254,288
BRDE	153,542	—	867	(23,011)	(15,886)	214,925	(323,790)	6,647
Safra	—	195,238	15,758	—	—	(4,762)	—	206,234
Santander	150,109	—	12,556	(12,581)	(25,590)	—	—	124,494
FINEP	138,906	—	5,687	(5,215)	(23,480)	—	—	115,898
Banco ABC - 30MM	30,032	—	2,819	(2,805)	—	—	—	30,046
BBM	100,073	—	8,370	(8,387)	(17,060)	2	—	82,998
IBM	2,246	—	—	—	—	—	—	2,246
Others
Promissory notes	664,980	—	—	—	—	—	—	664,980
State Grid	702,060	—	70,679	—	—	—	—	772,739
Credit assignment - Santander	369,100	8,498	—	—	(187,949)	—	—	189,649
FIDC	1,421	—	56,479	(50,388)	—	—	—	7,512
BR Distribuidora	—	1,217,992	18,672	(18,325)	(171,117)	—		1,047,221
Petrobras	—	13,227,586	19,560	(398)	(88,743)		—	13,158,005
	33,709,463	15,947,038	2,279,329	(2,104,774)	(5,679,750)	198,587	(2,585,007)	41,764,887

TOTAL	45,121,791	15,947,038	4,939,423	(2,855,820)	(6,391,634)	198,587	(2,586,587)	54,372,798

			Interest, Monetary	Costs
			and exchange	incurred and	Interest	Amortization of		Classification -
Loans and Financing	12/31/2016	Raising / Cost	variations incurred	paid	Paid	the Principal	Transfers	Held for Sale	12/31/2017
Foreign Currency Financial Institutions
Financial institutions
IADB	461,387	—	14,168	—	(11,195)	(83,289)	—	—	381,070
Corporación Andino de Fomento - CAF	834,550	—	34,871	—	(25,263)	(474,965)	—	—	369,193
Kreditanstalt fur Wiederaufbau - KFW	203,712	—	37,537	—	(6,167)	(4,938)	—	—	230,144
Eximbank	92,353	—	3,540	—	(1,561)	(61,924)	—	—	32,408
BNP Paribas	572,741	—	19,493	—	(11,795)	(115,356)	—	—	465,084
Other	775,220	—	19,831	—	(16,420)	(122,649)	—	—	655,981
Bonus
Due 07/30/2019	3,368,646	—	301,087	—	(250,544)	—	—	—	3,419,190
Due 10/27/2021	5,771,097	—	449,300	—	(362,709)	—	—	—	5,857,687
Other
MORGAN	10,846	—	163	—	—	—	—	(11,009)	—
LLOYDS	1,299	—	274	—	—	—	—	—	1,573
	12,091,850	—	880,264	—	(685,654)	(863,121)	—	(11,009)	11,412,330
National Currency
Financial institutions
Global Reversal Reserve	6,647,839	2,080,931	625,933	—	(185,152)	(1,098,083)	—	(651,446)	7,420,021
BNDES	9,016,040	1,229,527	774,014	(41,346)	(1,131,942)	(1,189,144)	78,331	—	8,735,480
Banco do Brasil	5,943,566	85,000	628,275	—	(670,817)	(801,929)	—	—	5,184,096
Banco do Nordeste do Brasil	215,837	—	14,672	—	(13,677)	(45,759)	—	—	171,073
BRDE	180,826	124,902	17,590	(18,935)	(138,935)	(21,021)	9,115	—	153,542
Caixa Econômica Federal	9,228,525	857,999	954,561	—	(763,449)	(911,853)	—	(45,499)	9,320,284
Santander	—	150,000	9,324	—	(9,215)	—	—	—	150,109
BASA	647,787	—	43,346	—	(48,626)	(76,469)	—	—	566,038
FINEP	161,362	—	7,049	—	(6,138)	(23,367)	—	—	138,906
Banco ABC - 30MM	30,040	—	3,896	—	(3,904)	—	—	—	30,032
BBM	—	100,000	5,736	—	(5,663)	—	—	—	100,073
IBM	2,246	—	—	—	—	—	—	—	2,246
Other
Promissory notes	285,310	690,000	4,441	(25,020)	(39,751)	(250,000)	—	—	664,980
FIDC	—	—	72,580	—	(71,159)	—	—	—	1,421
Credit Assignment - Santander	531,933	19,304	—	—	—	(182,137)	—	—	369,100
State Grid	637,266	30,314	34,480	—	—	—	—	—	702,060
	33,528,578	5,367,977	3,195,897	(85,301)	(3,088,429)	(4,599,762)	87,446	(696,945)	33,709,461

TOTAL	45,620,428	5,367,977	4,076,161	(85,301)	(3,774,082)	(5,462,883)	87,446	(707,954)	45,121,791

			Interest, Monetary
			and exchange	Interest	Amortization of
Loans and Financing	12/31/2015	Raising / Cost	variations incurred	Paid	the Principal	Transfers	12/31/2016
Foreign Currency Financial Institutions
Financial institutions
Resolution no. 63		—		—	—	—	—
BID	655,467	—	(89,169)	(15,423)	(89,489)	—	461,386
Corporación Andino de Fomento - CAF	1,563,208	—	(185,683)	(36,922)	(506,053)	—	834,550
Kreditanstalt fur Wiederaufbau - KFW	251,819	—	(42,195)	(5,913)	—	—	203,711
Eximbank	178,794	—	(12,565)	(3,204)	(70,671)	—	92,353
BNP Paribas	822,368	—	(120,778)	(11,042)	(117,807)	—	572,741
Other	888,020	169,670	(125,836)	(16,713)	(124,132)	—	791,009
Bonus
Due 07/30/2019	4,019,639	—	(362,233)	(288,759)	—	—	3,368,646
Due 10/27/2021	6,904,345	—	(747,288)	(385,960)	—	—	5,771,097
Other
CAJUBI - Foundation Prev. ITAIPU PY	1,856	—	(557)	—	—	—	1,299
	15,285,515	169,670	(1,686,305)	(763,935)	(908,153)	—	12,096,793
National Currency
Financial institutions
Global Reversal Reserve	6,439,374	1,007,112	220,421	(138,869)	(880,198)	—	6,647,840
BNDES	10,414,453	763,893	909,748	(521,381)	(1,263,755)	344,276	10,647,233
Banco do Brasil	3,606,127	—	928,556	(882,116)	(443,066)	(100,843)	3,108,658
Banco do Nordeste do Brasil	264,992	—	18,168	(4,837)	(62,486)	—	215,837
BRDE	39,098	146,961	17,616	(10,468)	(16,877)	1	176,331
Caixa Econômica Federal	8,500,730	2,208,000	1,033,036	(801,655)	(264,434)	(243,435)	10,432,242
BASA	658,033	10,020	49,703	(47,873)	(17,030)	(5,069)	647,784
FINEP	163,880	—	8,050	(6,689)	(3,879)	—	161,362
Banco ABC - 30MM	—	30,000	290	(250)	—	—	30,040
Other	1,026,058	572,887	132,071	(14,920)	(259,789)		1,456,307
Promissory notes	—	—	—	—	—	—	—
FIDC	—	—	—	—	—	—	—
Credit Assignment - Santander	649,030	—	55,196	—	(172,293)	—	531,933
State Grid	278,599	329,805	28,862	—	—	—	637,266
Other	98,429	243,082	48,013	(14,920)	(87,496)		287,108
	31,112,745	4,738,873	3,317,659	(2,429,058)	(3,211,514)	(5,070)	33,523,635

TOTAL	46,398,260	4,908,543	1,631,354	(3,192,992)	(4,119,667)	(5,070)	45,620,428

•	Eletronuclear

On June 28, 2013, a contract was signed between the subsidiary Eletronuclear and Caixa Econômica Federal (CEF) in the amount of R$ 3,800,000, to finance part of the Angra 3 projects. The contract term is 25 years, as of the date of signature, with the interest rate of 6.5% per annum. On March 21, 2016, the second request for disbursement to CEF was made, in the amount of R$ 478,000.

In a decision of the board of the BNDES, on July 12, 2016, the renegotiation of the debt of contract No. 10.2.2032.1, signed between the BNDES and the subsidiary on February 23, 2011, was authorized, with the suspension of the commencement of payment of the principal of the debt and the partial suspension of the payment of interest calculated monthly. With respect to debt charges, the payment of 70% of interest during the period from July 15, 2016 until February 15, 2017 was suspended. During this period, 30% of the amount of interest calculated should be settled financially, while the remainder would be capitalized to the outstanding balance. As of March 15, 2017, the subsidiary started to pay the full amount of the monthly charges.

On March 8, 2017, the BNDES authorized a new renegotiation of the debt related to Financing Contract No. 10.2.2032.1, for the construction of the Angra 3 project. The approved terms were as follows: I) the extension, until September 15, 2017, of the suspension of payment of the principal and of 70% of the interest calculated monthly, regardless of the execution of a contractual amendment, maintaining the capitalization of the unpaid interest; II) the maintenance of the suspension of payment of the principal from October 15, 2017 until January 15, 2018, subject to confirmation to the BNDES, until September 15, 2017: a) of the favorable pronouncement of the National Council for Energy Policy (CNPE) as to the feasibility of the continuity of project implementation; b) of the validity of the contract for the execution of civil works with Andrade Gutierrez or the publication of a call for tenders for civil works services to complete the project; and c) of the publication of bidding notices for electromechanical assembly services of the project; and III) the incorporation into the outstanding balance of Contract No. 10.2.2032.1, referring to the value of the Renegotiation Commission, equivalent to 0.5% on the renegotiated total debtor balance, plus IOF, as Subcredit D.

On October 16, 2017, Eletronuclear began amortization of the principal and started to pay 100% of the charges of Subcredits A and B related to contract No. 10.2.2032.1, entered into with the BNDES for investments in the Angra 3 project.

On July 6, 2018, Eletronuclear began amortization of the financing contract’s principal signed between Eletronuclear and CEF, with the payment of the first installment in the amount of R$ 24.7 million.

•	Furnas

During fiscal 2016, the 1st and 4th disbursements for the contract of the subsidiary Furnas were released by BNDES, totaling R$232,799; release of the 6 to 14 disbursements in the Loan Agreement with State Grid Brazil Holding totaling R$ 158,872; release of the financing of the subsidiary Furnas with Caixa Econômica Federal (FINISA) in the value of R$ 1,130,000; and the renegotiation of the installments for April, May, June and July of 2016 in principal and charges for loans and financing from Eletrobras (ECF and ECR), in November of 2016, in the value of R$ 194,950.

Loans were granted from Santander Bank in the amount of R$ 150,000 and from BBM Bank in the amount of R$ 100,000. There was an increase to the debt balance of the Credit Assignment from Santander Bank in the amount of R$ 19,303 referring to the readjustment of the Extended National Consumer Price Index (IPCA) applied in May and the release of a loan made by the subsidiary Transenergia Goiás SA from BBM Bank in the amount of R$ 11,000.

•	Eletronorte

On January 12, 2017, the Management of the subsidiary Eletronorte approved a loan in the amount of R$ 500,000 with Caixa Econômica Federal through a Bank Credit Certificate (CCB), with an endorsement from Eletrobras, with the purpose of strengthening the cash flow of the subsidiary. The credit line was made available to the extent that funding was required.

•	Eletrosul

The subsidiary structured its credit operations through the issuance of quotas of the Infinity DI Transmission Credit Rights Investment Fund (FIDC Infinity DI) in the amount of R$ 690,000 backed by receivables from ANEEL’s Transmission Concession Contract No. 057/2001, with the objective of raising funds for the Company’s investment plan, reimbursement of costs, expenses or debts related to its investment projects, as well as the early redemption of all of the Promissory Notes of the 2nd issuance of the subsidiary, maturing on March 2 of 2017, in the total amount of R$ 289,751. The terms of the transaction were approved by the Board of Directors of the subsidiary on June 21, 2016 and its release occurred on January 24, 2017.

FIDC Details:

•	Date of release: 01/24/2017;
•	Amortization period: 60 months;
•	Grace period for payment of principal: 24 months;
•	Amortization of principal: customized, as of the 24th month;
•	Amortization of interest: monthly.

21.4 Breakdown of loans and financing (by type of currency):

	12/31/2018		12/31/2017
	Balance in		Balance in
INDEX	thousands of Reais	%	thousands of Reais	%
Foreign currency
USD not indexed	11,284,562	20.75%	9,307,980	21%
USD with LIBOR	1,078,643	1.98%	1,840,224	4%
EURO	244,708	0.45%	230,144	1%
IENE	—	—	32,408	—
Others	—	—	1,574	—
Subtotal	12,607,913	23.19%	11,412,331	25%

National currency
CDI	10,649,257	19.59%	12,159,697	27%
IPCA	189,649	0.35%	369,100	1%
TJLP	6,515,226	11.98%	6,809,224	15%
SELIC	13,278,510	24.42%	1,782,785	4%
Others	3,621,176	6.66%	4,154,293	9%
Subtotal	34,253,818	63.00%	25,275,099	56%

Not indexed	7,511,066	13.81%	8,434,363	19%

Total	54,372,797	100.00%	45,121,793	100%

The long-term portion of financing and loans matures as scheduled:

2020	2021	2022	2023	2024	After 2024	Total

7,194,532	12,719,102	5,089,167	4,196,138	2,819,928	10,287,020	42,305,887

21.5 - Commercial financial leasing operation:

The amount of the financial lease consists of Amazonas Distribuidora operations that were transferred to Amazonas GT during the unbundling process. These amounts refer to energy supply contracts for Manaus, capital of the state of Amazonas, signed with the PIEs in 2005 with a 20 -year term.

The reconciliation between the total of future minimum payments of the Company’s financial lease and its present value is shown in the table below:

	12/31/2018	12/31/2017

Less than one year	209,226	209,226
More than one year and less than five years	836,902	836,902
More than five years	296,403	505,629
Charges for future financing on financial leases	(366,416)	(473,937)
Total minimum financial lease payments	976,115	1,077,820

Less than one year	152,122	145,324
More than one year and less than five years	608,487	581,295
More than five years	215,506	351,201
Present payment value	976,115	1,077,820

21.6 - Reconciliation of assets and liabilities to cash flows arising from financing activities

	Loans and	Dividends/Interest	Other
	financing	on equity	liabilities	Total
Cash flow variations:

Loans and financing obtained	1,024,168	—	—	1,024,168
Loans and financing payment - Principal	(6,374,321)	—		(6,374,321)
Compensation payment to shareholders	—	(64,499)	—	(64,499)
Others	—	—	(149,148)	(149,148)
Total variations in cash flow from financing activities	(5,350,153)	(64,499)	(149,148)	(5,563,800)
Balance on December 31, 2018	(5,350,153)	(64,499)	(149,148)	(5,563,800)

21.7 - Guarantees

The Company participates as guarantor of several projects of its subsidiaries, jointly controlled entities, affiliates and SPEs. Total collateral exposure is comprised of corporate and SPE guarantees, where the balances are R$ 32,328,539 and R$ 27,418,564, respectively, totaling an amount of R$ 59,747,103 as of December 31, 2018 (R$ 51,269,042 on December 31, 2017).

						Outstanding	Balance of the
				Shareholding of	Value of	Balance on	Guarantor of	Guarantee
Company	Project	Financing Bank	Method	the Subsidiary	Financing	12/31/2018	Eletrobras	End Date
Eletronuclear	Angra III	BNDES	Corporate	100.00%	6,181,048	3,573,464	35,735	06/15/2036
Eletronuclear	Angra III	CEF	Corporate	100.00%	3,800,000	3,291,473	32,915	06/06/2038
Amazonas	Amazonas	Debt-Petrobras/BR	Corporate	100.00%	3,624,282	3,371,925	33,719	01/01/2025
Amazonas	Amazonas	Debt-Petrobras/BR	Corporate	100.00%	2,713,816	2,110,746	21,107	04/01/2021
Amazonas	Amazonas	Debt-Petrobras/BR	Corporate	100.00%	1,615,230	1,256,290	12,563	04/01/2021
Amazonas	Amazonas	Debt-Petrobras/BR	Corporate	100.00%	1,261,523	1,179,476	11,795	01/01/2025
Furnas	HPP Simplício	BNDES	Corporate	100.00%	1,034,410	521,390	5,214	07/15/2026
Furnas	SEVERAL	Banco do Brasil	Corporate	100.00%	750,000	759,812	7,598	10/02/2023
Chesf	Corporate Projects Chesf 3	BNDES	Corporate	100.00%	727,560	327,005	3,270	06/15/2029
Eletrosul	Corporate Projects Eletrosul 3	FIDCDI	Corporate	100.00%	690,000	691,346	6,913	01/20/2022
Amazonas	Amazonas	Debt-Petrobras/BR	Corporate	100.00%	629,795	588,834	5,888	01/01/2025
Eletronorte	Energy Transmission Station	BNDES	Corporate	100.00%	505,477	330,014	3,300	11/15/2028
Chesf	Corporate Projects Chesf 1	Banco do Brasil	Corporate	100.00%	500,000	120,733	1,207	02/28/2020
Chesf	Corporate Projects Chesf 4	BNDES	Corporate	100.00%	475,454	179,662	1,797	06/15/2029
Furnas	2012-2014 Investment Plan	BNDES	Corporate	100.00%	441,296	191,526	1,915	06/15/2029
Furnas	HPP Furnas and HPP Luiz Carlos Barreto de Carvalho	IADB	Corporate	100.00%	427,511	380,832	3,808	12/15/2031
Eletronorte	Reinforcement of the Working Capital Structure 2	Banco do Brasil	Corporate	100.00%	405,262	405,262	4,053	06/07/2024
Chesf	Corporate Projects Chesf 2	CEF	Corporate	100.00%	400,000	50,332	503	02/27/2019
Furnas	Corporate financing	Banco do Brasil	Corporate	100.00%	400,000	260,219	2,602	12/06/2023
Eletronorte	Implementation of PAR and PMIS	BNDES	Corporate	100.00%	361,575	232,677	2,327	12/15/2023
Eletronorte	Belo Monte Transmissora de Energia S. A.	State Grid Brazil S.A.	Corporate	100.00%	294,700	386,368	3,864	07/28/2029
Furnas	Belo Monte Transmissora de Energia S. A.	StateGridBrazilS.A.	Corporate	100.00%	294,700	386,371	3,864	07/28/2029
Eletronorte	Porto Velho Transmissora de Energia	BNDES	Corporate	100.00%	283,411	205,417	2,054	08/15/2028
Eletrosul	Complexo Eólico Livramento - Entorno II	KfW	Corporate	100.00%	282,083	282,967	2,830	06/20/2028
Furnas	Innovation Projects	FINEP	Corporate	100.00%	268,503	115,898	1,159	11/15/2023
Eletrosul	Corporate Projects Eletrosul	Banco do Brasil	Corporate	100.00%	250,000	139,243	1,392	11/15/2023
Furnas	HPP Batalha	BNDES	Corporate	100.00%	224,000	119,414	1,194	12/15/2025
Eletrosul	Cerro Chato I, II and III	Banco do Brasil	Corporate	100.00%	223,419	44,314	443	07/15/2020
Eletronorte	Energy Transmission Station	BASA	Corporate	100.00%	221,789	201,754	2,018	10/15/2031
Eletronorte	Energy Transmission Station	BASA	Corporate	100.00%	221,789	181,866	1,819	07/10/2031
Furnas	Rolagem BASA 2008	Banco do Brasil	Corporate	100.00%	208,312	208,379	2,084	12/28/2020
Eletrosul	HPP São Domingos	BNDES	Corporate	100.00%	207,000	131,647	1,316	06/15/2028
Chesf	Corporate Projects Chesf 5	CEF	Corporate	100.00%	200,000	138,338	1,383	09/06/2021
Eletronorte	Linha Verde Transmissora	BASA	Corporate	100.00%	185,000	180,476	1,805	11/10/2032
Eletrosul	HPP Passo de São João	BNDES	Corporate	100.00%	183,330	102,915	1,029	07/15/2026
Eletrosul	HPP Mauá	BNDES	Corporate	100.00%	182,417	115,490	1,155	01/15/2028
Eletrosul	HPP Mauá	BNDES/Banco do Brasil	Corporate	100.00%	182,417	115,503	1,155	01/15/2028
Chesf	Eólicas Casa Nova II and III	BNB	Corporate	100.00%	158,420	137,237	1,372	07/25/2031
Eletronorte	Rio Branco Transmissora	BNDES	Corporate	100.00%	138,000	89,607	896	03/15/2027
Eletrosul	Complexo São Bernardo	KfW	Corporate	100.00%	136,064	187,118	1,871	12/30/2042
Eletrosul	RS Energia	BNDES	Corporate	100.00%	126,221	30,639	306	06/15/2021
Eletrosul	SC Energia	BNDES	Corporate	100.00%	103,180	4,312	43	05/15/2019
Cepisa	Corporate Project	CEF	Corporate	100.00%	94,906	40,326	403	04/30/2021
Eletronorte	Ribeiro Gonç./Balsas	BNB	Corporate	100.00%	70,000	48,611	486	06/03/2031
Eletrosul	SC Energia	BNDES	Corporate	100.00%	67,017	13,244	132	03/15/2021
Furnas	HPP Baguari	BNDES	Corporate	100.00%	60,153	29,074	291	07/15/2026
Eletrosul	SC Energia	BNDES/Banco do Brasil	Corporate	100.00%	50,000	2,157	22	05/15/2019
Eletrosul	SC Energia	BNDES/BDRE	Corporate	100.00%	50,000	2,151	22	05/15/2019
Furnas	Corporate Projects Furnas 1	Banco do Brasil	Corporate	100.00%	50,000	50,017	500	12/28/2020
Eletronorte	Miranda II	BNDES	Corporate	100.00%	47,531	12,571	126	11/15/2024
Eletrosul	RS Energia	BNDES	Corporate	24.72%	41,898	25,652	257	03/15/2027
Eletronorte	Expansion of Lechuga Substation	BNDES	Corporate	100.00%	35,011	19,978	200	10/15/2028
Furnas	Corporate Projects Furnas 2	Banco do Brasil	Corporate	100.00%	35,000	35,012	350	12/28/2020
Eletronorte	Subestação Miramar/Tucuruí	BNDES	Corporate	100.00%	31,000	16,998	170	08/15/2028
Eletrosul	Complexo São Bernardo	KfW	Corporate	100.00%	29,854	57,572	576	12/30/2038
Eletrosul	Expansion of Sul de Transmissão System	BNDES	Corporate	100.00%	29,074	23,292	233	09/15/2029
Eletronorte	Lechuga/J. Teixeira	BASA	Corporate	100.00%	25,720	16,322	163	01/10/2029
Eletrosul	Brazil x Uruguay Interconnection	BNDES	Corporate	100.00%	21,827	17,486	175	09/15/2029
Eletrosul	HPP Passo de São João	BNDES	Corporate	78.00%	14,750	8,505	85	07/15/2026
Eletronorte	São Luis II and III	BNDES	Corporate	100.00%	13,653	5,978	60	11/15/2024
Eletrosul	RS Energia	BNDES	Corporate	100.00%	12,000	6,564	66	08/15/2027
Ceal	Corporate Project Ceal	BancoIBMS/A	Corporate	100.00%	10,736	2,033	20	03/30/2021
Eletronorte	Nobres Substation	BNDES	Corporate	100.00%	10,000	5,073	51	03/15/2028
Eletrosul	RS Energia	BNDES	Corporate	24.72%	9,413	6,340	63	08/15/2027
Corporate Total					32,328,539	23,773,247	237,732

						Outstanding	Balance of the
				Shareholding of	Value of	Balance on	Guarantor of
Company	Project	Financing Bank	Method	the Subsidiary	Financing	12/31/2018	Eletrobras	Guarantee End Date
Eletronorte	Norte Energia	BNDES	SPE	19.98%	2,697,300	3,248,366	32,484	01/15/2042
Chesf	Norte Energia	BNDES	SPE	15.00%	2,025,000	2,438,713	24,387	01/15/2042
Eletrobras	Norte Energia	BNDES	SPE	15.00%	2,025,000	2,438,713	24,387	01/15/2042
Eletronorte	Norte Energia	CEF	SPE	19.98%	1,398,600	1,798,252	17,983	01/15/2042
Furnas	HPP Santo Antônio	BNDES	SPE	42.46%	1,313,112	1,533,118	15,331	09/15/2040
Furnas	HPP Santo Antônio	BNDES	SPE	42.46%	1,291,882	1,582,769	15,828	09/15/2040
Chesf	Norte Energia	CEF	SPE	15.00%	1,050,000	1,350,039	13,500	01/15/2042
Eletrobras	Norte Energia	CEF	SPE	15.00%	1,050,000	1,350,039	13,500	01/15/2042
Eletrosul	ESBR	BNDES	SPE	20.00%	727,000	843,710	8,437	08/15/2034
Chesf	ESBR	BNDES	SPE	20.00%	727,000	843,710	8,437	08/15/2034
Eletrosul	ESBR	BNDES	SPE	20.00%	717,000	861,026	8,610	08/15/2034
Chesf	ESBR	BNDES	SPE	20.00%	717,000	861,026	8,610	08/15/2034
Eletronorte	Norte Brasil Transmissora	BNDES	SPE	49.00%	514,500	394,698	3,947	12/15/2029
Chesf	IE Madeira	BNDES	SPE	24.50%	455,504	316,333	3,163	02/15/2030
Furnas	IE Madeira	BNDES	SPE	24.50%	455,504	316,333	3,163	02/15/2030
Furnas	Empresa de Energia São Manoel	BNDES	SPE	33.33%	437,996	349,816	3,498	12/12/2038
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	452,913	4,529	08/15/2032
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	452,913	4,529	08/15/2032
Eletronorte	Norte Energia	BTGPactual	SPE	19.98%	399,600	513,786	5,138	01/15/2042
Furnas	HPP Santo Antônio	BNDES	SPE	39.00%	388,050	457,248	4,572	09/15/2040
Furnas	HPP Santo Antônio	BNDES	SPE	39.00%	388,050	468,290	4,683	09/15/2040
Eletrobras	Norte Energia	BTGPactual	SPE	15.00%	300,000	385,726	3,857	01/15/2042
Chesf	Norte Energia	BTGPactual	SPE	15.00%	300,000	385,726	3,857	01/15/2042
Eletrosul	Teles Pires	BNDES	SPE	24.50%	296,940	316,815	3,168	02/15/2036
Furnas	Teles Pires	BNDES	SPE	24.72%	296,940	316,815	3,168	02/15/2036
Eletrosul	Teles Pires	BNDES/Banco do Brasil	SPE	24.50%	294,000	314,433	3,144	02/15/2036
Furnas	Teles Pires	BNDES/Banco do Brasil	SPE	24.50%	294,000	314,433	3,144	02/15/2036
Furnas	HPP Santo Antônio	Debentures	SPE	39.00%	273,000	362,098	3,621	04/15/2024
Eletronorte	HPP Sinop	BNDES	SPE	24.50%	256,270	268,810	2,688	06/15/2038
Chesf	HPP Sinop	BNDES	SPE	24.50%	256,270	268,810	2,688	06/15/2038
Eletrosul	Transmissora Sul Litorânea de Energia	BNDES	SPE	51.00%	252,108	211,329	2,113	02/15/2029
Eletrobras	Santa Vitória do Palmar Holding S.A.	BNDES	SPE	61.75%	249,458	245,359	2,454	06/16/2031
Eletrosul	ESBR	BNDES	SPE	20.00%	232,500	240,105	2,401	01/15/2035
Eletrosul	ESBR	BNDES	SPE	20.00%	232,500	233,774	2,338	01/15/2035
Chesf	ESBR	BNDES	SPE	20.00%	232,500	240,105	2,401	01/15/2035
Chesf	ESBR	BNDES	SPE	20.00%	232,500	233,774	2,338	01/15/2035
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	214,375	240,122	2,401	08/15/2032
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	214,375	240,122	2,401	08/15/2032
Furnas	HPP Santo Antônio	BASA	SPE	42.46%	213,752	238,800	2,388	03/10/2034
Eletrobras	Manaus Transmissora	BNDES	SPE	49.50%	198,495	128,580	1,286	12/15/2026
Chesf	IE Garanhuns S/A	BNDES	SPE	49.00%	175,146	123,653	1,237	12/15/2028
Furnas	HPP Santo Antônio	Debentures	SPE	39.00%	163,800	220,691	2,207	12/27/2022
Eletrosul	Teles Pires	Debentures	SPE	24.72%	160,680	170,814	1,708	05/30/2032
Furnas	Teles Pires	Debentures	SPE	24.72%	160,680	170,814	1,708	05/30/2032
Eletronorte	Belo Monte Transmissora de Energia	Debentures	SPE	24.50%	142,100	153,576	1,536	12/15/2031
Furnas	Belo Monte Transmissora de Energia	Debentures	SPE	24.50%	142,100	153,576	1,536	12/15/2031
Eletrobras	Eólica Serra das Vacas	BNDES	SPE	49.00%	132,009	128,072	1,281	01/01/2032
Eletrobras	Manaus Transmissora	BASA	SPE	49.50%	123,750	139,249	1,392	09/16/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	BRDE	SPE	61.75%	123,501	122,620	1,226	06/16/2031
Eletrobras	Eólica Hermenegildo II S/A	BNDES	SPE	99.99%	109,579	96,691	967	06/15/2032
Eletrobras	Eólica Hermenegildo I S/A	BNDES	SPE	99.99%	109,555	96,656	967	06/15/2032
Eletronorte	Norte Brasil Transmissora	Debentures	SPE	49.00%	98,000	146,705	1,467	09/15/2026
Eletrobras	Eólica Hermenegildo III S/A	BNDES	SPE	99.99%	93,358	82,377	824	06/15/2032
Chesf	IE Madeira	Debentures	SPE	24.50%	85,750	122,793	1,228	03/18/2025
Furnas	IE Madeira	Debentures	SPE	24.72%	85,750	122,793	1,228	03/18/2025
Eletrosul	Transmissora Sul Brasileira de Energia S.A.	Debentures	SPE	100.00%	77,550	114,341	1,143	09/15/2026
Eletrosul	Transmissora Sul Litorânea de Energia	Debentures	SPE	51.00%	76,500	77,975	780	12/15/2030
Eletrobras	Manaus Transmissora	BASA	SPE	49.50%	74,250	84,109	841	02/16/2029
Chesf	IE Madeira	BASA	SPE	24.50%	65,415	75,010	750	07/10/2032
Furnas	IE Madeira	BASA	SPE	24.50%	65,415	75,010	750	07/10/2032
Chesf	TDG	BNB	SPE	49.00%	58,346	52,388	524	08/01/2032
Chesf	HPP Sinop	Debentures	SPE	24.50%	57,820	59,215	592	06/15/2032

						Outstanding	Balance of the
				Shareholding of	Value of	balance on	Guaranteed of
Company	Project	Financing Bank	Modality	the Subsidiary	Financing	12/31/2018	Eletrobras	End of Date

Eletronorte	HPP Sinop	Debentures	SPE	24.50%	57,820	59,215	592	06/15/2032
Eletrobras	Santa Vitória do Palmar Holding S.A.	Debentures	SPE	61.75%	55,575	62,064	621	06/15/2028
Eletrobras	Eólica Hermenegildo II S/A	BRDE	SPE	99.99%	47,770	42,249	422	06/15/2032
Eletrobras	Eólica Hermenegildo I S/A	BRDE	SPE	99.99%	47,759	42,234	422	06/15/2032
Eletronorte	Transmissora Matogrossense de Energia S.A.	BNDES	SPE	49.00%	42,777	24,296	243	05/15/2026
Eletrobras	Mangue Seco 2	BNB	SPE	49.00%	40,951	33,516	335	10/14/2031
Eletrobras	Eólica Hermenegildo III S/A	BRDE	SPE	99.99%	40,699	35,995	360	06/15/2032
Eletronorte	Transmissora Matogrossense de Energia S.A.	BASA	SPE	49.00%	39,200	31,649	316	02/01/2029
Eletrobras	Rouar	CAF	SPE	50.00%	37,841	37,841	378	12/31/2019
Eletrobras	Eólica Serra das Vacas	Debentures	SPE	49.00%	33,320	34,668	347	06/15/2028
Eletrobras	Eólica Chuí IX S/A	BNDES	SPE	99.99%	31,558	27,846	278	06/15/2032
Chesf	TDG	BNB	SPE	49.00%	29,764	25,231	252	03/30/2031
Eletrosul	Livramento Holding	BNDES	SPE	49.00%	29,255	19,251	193	06/15/2030
Eletrobras	Norte Energia	Contract	SPE	15.00%	23,835	23,835	238	04/30/2019
Eletrobras	Centroeste de Minas	BNDES	SPE	49.00%	13,827	6,549	65	04/15/2023
Eletrobras	Eólica Chuí IX S/A	BRDE	SPE	99.99%	13,757	12,167	122	06/15/2032
Furnas	Caldas Novas Transmissão	BNDES	SPE	49.90%	5,536	3,894	39	03/15/2028
Furnas	Caldas Novas Transmissão	BNDES	SPE	49.90%	2,536	1,211	12	03/15/2023
SPE Total					27,418,564	31,170,385	311,704

Total					59,747,103	54,943,632	549,436

21.7.1  Movements of Provision for Guarantees

During 2018, the Company presented new guarantees whose fair value represented R$ 59,097 as of December 31, 2018 (R$ 39,142 as of December 31, 2017), equivalent to 1% of face value, as follows:

Guarantee Additions - 12/31/2018
							Balance of the
				Shareholding of		Outstanding Balance	Guarantor of	Guarantee End
Company	Project	Financing Bank	Method	the Subsidiary	Value of Financing	on 12/31/2018	Eletrobras	Date
Eletrobras	Norte Energia	Contract	SPE	15.00%	23,835	23,835	238	04/30/2019
Eletrobras	Santa Vitória do Palmar Holding S.A.	BNDES	SPE	61.75%	249,458	245,359	2,454	06/16/2031
Eletrobras	Centroeste de Minas	BNDES	SPE	49.00%	13,827	6,549	65	04/15/2023
Eletrobras	Eólica Serra das Vacas	BNDES	SPE	49.00%	132,009	128,072	1,281	01/01/2032
Eletrobras	Eólica Serra das Vacas	Issue of Debentures	SPE	49.00%	33,320	34,668	347	06/15/2028
Eletrobras	Manaus Transmissora	BNDES	SPE	49.50%	198,495	128,580	1,286	12/15/2026
Eletrobras	Manaus Transmissora	BASA	SPE	49.50%	123,750	139,249	1,392	09/16/2031
Eletrobras	Manaus Transmissora	BASA	SPE	49.50%	74,250	84,109	841	02/16/2029
Eletrosul	Complexo Eólico Livramento - Entorno II	KfW	Corporate	100.00%	282,083	282,967	2,830	06/20/2028
Eletronorte	Transmissora Matogrossense de Energia S.A. (1)	BASA	SPE	49.00%	39,200	31,649	316	02/01/2029
Eletronorte	Transmissora Matogrossense de Energia S.A. (1)	BNDES	SPE	49.00%	42,777	24,296	243	05/15/2026
Eletronorte	Reforço à Estrutura de Capital de Giro 2	Banco do Brasil	Corporate	100.00%	405,262	405,262	4,053	06/07/2024
Chesf	Eólicas Casa Nova II e III	BNB	Corporate	100.00%	158,420	137,237	1,372	07/25/2031
Furnas	HPP Santo Antônio	BNDES Direct Original	SPE	42.46%	1,313,112	1,533,118	15,331	09/15/2040
Furnas	HPP Santo Antônio	BNDES Direct Supplement	SPE	39.00%	388,050	457,248	4,572	09/15/2040
Furnas	HPP Santo Antônio	BNDES Transfer Original	SPE	42.46%	1,291,882	1,582,769	15,828	09/15/2040
Furnas	HPP Santo Antônio	BNDES Transfer Supplement	SPE	39.00%	388,050	468,290	4,683	09/15/2040
Chesf	HPP Sinop	Issue of Debentures	SPE	24.50%	57,820	59,215	592	06/15/2032
Eletronorte	HPP Sinop	Issue of Debentures	SPE	24.50%	57,820	59,215	592	06/15/2032
Eletrosul	Transmissora Sul Litorânea de Energia	Debentures	SPE	51.00%	76,500	77,975	780	12/15/2030
					5,349,921	5,909,661	59,097

Guarantee Additions - 12/31/2017
						Outstanding	Balance of the
				Shareholding of		Balance	Guarantor of	Guarantee End
Company	Project	Financing Bank	Method	the Subsidiary	Value of Financing	on 12/31/2017	Eletrobras	Date
Eletrobras	Santa Vitória do Palmar Holding S.A.	BNDES	SPE	49.00%	197,950	201,411	2,014	06/16/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	BRDE	SPE	49.00%	98,000	101,351	1,014	06/16/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	Issue of Debentures	SPE	49.00%	44,100	57,757	578	06/15/2028
Eletrobras	Eólica Hermenegildo I S/A	BNDES	SPE	99.99%	109,566	104,995	1,050	06/15/2032
Eletrobras	Eólica Hermenegildo I S/A	BRDE	SPE	99.99%	47,764	46,013	460	06/15/2032
Eletrobras	Eólica Hermenegildo II S/A	BNDES	SPE	99.99%	109,590	105,018	1,050	06/15/2032
Eletrobras	Eólica Hermenegildo II S/A	BRDE	SPE	99.99%	47,775	46,023	460	06/15/2032
Eletrobras	Eólica Hermenegildo III S/A	BNDES	SPE	99.99%	93,367	89,472	895	06/15/2032
Eletrobras	Eólica Hermenegildo III S/A	BRDE	SPE	99.99%	40,703	39,210	392	06/15/2032
Eletrobras	Eólica Chuí IX S/A	BNDES	SPE	99.99%	31,561	30,244	302	06/15/2032
Eletrobras	Eólica Chuí IX S/A	BRDE	SPE	99.99%	13,758	13,254	133	06/15/2032
Eletrosul	Corporate Projects Eletrosul 3	FIDC DI	Corporate	100.00%	690,000	691,421	6,914	01/20/2022
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	429,894	4,299	08/15/2032
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES TRANSFER	SPE	24.50%	214,375	226,383	2,264	08/15/2032
Eletronorte	Reinforcement of the Working Capital Structure 2	CEF	Corporate	100.00%	500,000	479,420	4,794	03/30/2021
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	429,894	4,299	08/15/2032
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES TRANSFER	SPE	24.50%	214,375	226,383	2,264	08/15/2032
Furnas	Corporate Projects Furnas 1	Banco do Brasil	Corporate	100.00%	50,000	50,018	500	12/28/2020
Furnas	Corporate Projects Furnas 2	Banco do Brasil	Corporate	100.00%	35,000	35,013	350	12/28/2020
Eletronorte	Belo Monte Transmissora de Energia	Issue of Debentures	SPE	24.50%	142,100	142,865	1,429	12/15/2031
Eletrosul	Transmissora Sul Litorânea de Energia	BNDES	SPE	51.00%	252,108	225,345	2,253	02/15/2029
Furnas	Belo Monte Transmissora de Energia	Issue of Debentures	SPE	24.50%	142,100	142,865	1,429	12/15/2031
					3,899,843	3,914,247	39,142

Below you can see the movements of the guarantees of the year:

Provision for Guarantee on 12/31/2016	487,912
Guarantee Additions	39,142
Guarantee Write offs	(14,364)
Provision for Guarantee on 12/31/2017	512,690
Guarantee Additions	59,097
Guarantee Write offs	(22,351)
Provision for Guarantee on 12/31/2018	549,436